Summary of Significant Accounting Policies - Reconciliation of Earnings and Weighted Average Common Shares and Potential Common Shares Outstanding (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended								12 Months Ended					0 Months Ended
	Dec. 31, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member] Stock Option [Member]	Dec. 31, 2012 Successor [Member] Stock Option [Member]	Jan. 14, 2011 Predecessor [Member]
Numerator:
Net income (loss) for basic and diluted earnings (loss) per share	$ (8,912)	$ 11,287	$ 1,121	$ 15,900	$ 11,450	$ 5,284	$ 6,595	$ (17,976)	$ 19,396	$ (252,308)	$ 5,353			$ (140,054)
Denominator:
Weighted average number of common shares outstanding for basic earnings (loss) per share									160,641	154,400	154,708			95,530
Effect of dilutive stock options												3,372	809
Weighted average number of common shares outstanding for diluted earnings (loss) per share									164,013	154,400	155,517			95,530
Earnings (loss) per share:
Basic	$ (0.05)	$ 0.07	$ 0.01	$ 0.10	$ 0.07	$ 0.03	$ 0.04	$ (0.12)	$ 0.12	$ (1.63)	$ 0.03			$ (1.47)
Diluted	$ (0.05)	$ 0.07	$ 0.01	$ 0.10	$ 0.07	$ 0.03	$ 0.04	$ (0.12)	$ 0.12	$ (1.63)	$ 0.03			$ (1.47)